Shareholder Report, Holdings (Details) - Capital Group International Focus Equity ETF [Member]	Nov. 30, 2025
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.58%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.65%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.11%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%